SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 3,655,608	$ 2,779,285	$ 1,877,657
Current year addition	245,403	876,323	901,628
Balance at end of the year	$ 3,901,011	$ 3,655,608	$ 2,779,285